Income(Loss) Per Share Data (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	282	193
E Ordinary shares undistributed income	1	1
Total undistributed income	283	194

Ordinary shares distributed income	101	43
E Ordinary shares distributed income	-	-
Total distributed income	101	43

Numerator - Net income

Attributable to Ordinary shares	383	236
Attributable to E Ordinary shares	1	1
Total attributable to AngloGold Ashanti	384	237

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	383	236
Interest expense on convertible bonds	18	-
Amortization of issue cost and discount on convertible bonds	8	-
Fair value adjustment on convertible bonds included in income	(124)	-
Income used in calculation of diluted earnings per ordinary share	285	236

Schedule of Weighted Average Number of Shares [Table Text Block]

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,305,903	381,272,542
Fully vested options(1)	1,970,339	1,587,017
Weighted average number of ordinary shares	384,276,242	382,859,559

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	970,868	834,453
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	418,771,725	417,218,627

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,569,675	2,782,784